Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 700
Year 2	1,150
Year 3	925
Year 4	425
Year 5	750
During 5 years	3,950
Years 6-10	3,450
Thereafter	8,045
Total	15,445
Interest Payments	$ 9,110
Weighted-Average Interest Rate	4.10%
Year 1 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 627
Weighted-Average Interest Rate	2.50%
Year 2 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 609
Weighted-Average Interest Rate	3.40%
Year 3 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 571
Weighted-Average Interest Rate	4.10%
Year 4 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 541
Weighted-Average Interest Rate	1.40%
Year 5 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 516
Weighted-Average Interest Rate	4.90%
5 Years, Total [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 2,864
Weighted-Average Interest Rate	3.50%
Years 6-10 [Member ]
Long-Term Debt Principal Repayments
Interest Payments	$ 2,136
Weighted-Average Interest Rate	4.00%
Thereafter [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 4,110
Weighted-Average Interest Rate	4.50%